Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
ALPS/Smith Short Duration Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS/Smith Short Duration Bond Fund
ALPS/Smith Total Return Bond Fund
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED DECEMBER 20, 2019
TO THE SUMMARY PROSPECTUSES AND PROSPECTUS
DATED FEBRUARY 28, 2019, AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Summary Prospectuses and Prospectus

The sections entitled “FEES AND EXPENSES – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectuses and in the Summary Sections of the Funds’ Prospectus are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS/Smith Total Return Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS/Smith Short Duration Bond Fund
ALPS/Smith Total Return Bond Fund
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED DECEMBER 20, 2019
TO THE SUMMARY PROSPECTUSES AND PROSPECTUS
DATED FEBRUARY 28, 2019, AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Summary Prospectuses and Prospectus

The sections entitled “FEES AND EXPENSES – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectuses and in the Summary Sections of the Funds’ Prospectus are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE